FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Changes in Fair Value
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$4,307		$4,307
Foreign currency derivative instruments		$(15)	$(15)
Total financial assets (Liabilities)	$4,307	$(15)	$4,292